Loans and Debentures (Long-term loans from banks and others) (Narrative) (Details) - USD ($) $ in Thousands			12 Months Ended
	Jan. 09, 2018	Sep. 08, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 31, 2019	Jul. 31, 2016	May 09, 2016	Dec. 31, 2015	Jan. 31, 2011
Disclosure of detailed information about borrowings [line items]
Short-term loans from banks - Current				$ 317,684
Nominal annual interest rate			4.94%
Proceeds received			$ 33,762	1,938,877	$ 799,481
Borrowings			586,470	1,036,499
Minimum balace of cash and cash equivalents			131,123	1,417,388	326,635				$ 383,953
Reserve fund				$ 3,540
CPI linked [Member]
Disclosure of detailed information about borrowings [line items]
Amount of withdrew			34,000
NIS [Member] | CPI linked [Member]
Disclosure of detailed information about borrowings [line items]
Amount of withdrew			122,000
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Corporate guarantees			31,000
Top of range [member] | NIS [Member]
Disclosure of detailed information about borrowings [line items]
Corporate guarantees			115,000
Accumulate over 24 months in semi-annual deposits [Member]
Disclosure of detailed information about borrowings [line items]
Corporate guarantees			5,300
Accumulate over 24 months in semi-annual deposits [Member] | NIS [Member]
Disclosure of detailed information about borrowings [line items]
Corporate guarantees			20,000
Overseas Investments Peru Credit Suisse (D) [Member]
Disclosure of detailed information about borrowings [line items]
Face amount								$ 100,000
Interest rate basis				LIBOR
Adjustment to interest rate basis				5.00%
Maturity		May 9, 2019		2017
Borrowings				$ 100,000	97,000
Overseas Investments Peru Credit Suisse (D) [Member] | Prepayment of debt [Member]
Disclosure of detailed information about borrowings [line items]
Repayments	$ 101,000
Prepayments	$ 101,000
Overseas Investments Peru Credit Suisse (D) [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis				5.00%
Overseas Investments Peru Credit Suisse (D) [Member] | Middle of range [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis				5.75%
Overseas Investments Peru Credit Suisse (D) [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis				6.50%
OPC Rotem Ltd Lenders Consortium (E) [Member]
Disclosure of detailed information about borrowings [line items]
Face amount										$ 480,000
Reserve account			$ 14,000	$ 19,000
Maturity				2031
Nominal annual interest rate			4.94%
Shareholder ownership percentage				14.00%
Amount used from guarantee			$ 1,900	$ 1,300	1,200
OPC Rotem Ltd Lenders Consortium (E) [Member] | NIS [Member]
Disclosure of detailed information about borrowings [line items]
Face amount										1,800,000
Reserve account			51,000	72,000
Amount used from guarantee			7,000	5,000						$ 5,000
IC Power Asia Development Ltd [Member]
Disclosure of detailed information about borrowings [line items]
Corporate guarantees				6,100
IC Power Asia Development Ltd [Member] | NIS [Member]
Disclosure of detailed information about borrowings [line items]
Corporate guarantees				23,000
OPC [Member]
Disclosure of detailed information about borrowings [line items]
Corporate guarantees				24,500
OPC [Member] | NIS [Member]
Disclosure of detailed information about borrowings [line items]
Corporate guarantees				92,000
Amitim and Menora [Member] | OPC Energy Ltd [Member]
Disclosure of detailed information about borrowings [line items]
Face amount				40,000	52,000
Amitim and Menora [Member] | NIS [Member] | OPC Energy Ltd [Member]
Disclosure of detailed information about borrowings [line items]
Face amount				139,000	$ 199,000
Rotem [Member]
Disclosure of detailed information about borrowings [line items]
Corporate guarantees				15,300
Rotem [Member] | NIS [Member]
Disclosure of detailed information about borrowings [line items]
Corporate guarantees				$ 57,500
OPC and Verdis [Member]
Disclosure of detailed information about borrowings [line items]
Corporate guarantees			19,300
OPC and Verdis [Member] | NIS [Member]
Disclosure of detailed information about borrowings [line items]
Corporate guarantees			72,500
ICPAD [Member]
Disclosure of detailed information about borrowings [line items]
Corporate guarantees			10,400
ICPAD [Member] | NIS [Member]
Disclosure of detailed information about borrowings [line items]
Corporate guarantees			39,000
Hadera Financing Agreement [Member] | CPI linked [Member]
Disclosure of detailed information about borrowings [line items]
Amount of withdrew			164,000
Hadera Financing Agreement [Member] | NIS [Member]
Disclosure of detailed information about borrowings [line items]
Face amount							$ 1,006,000
Percentage of long term credit facility							43.35%
Hadera Financing Agreement [Member] | NIS [Member] | CPI linked [Member]
Disclosure of detailed information about borrowings [line items]
Amount of withdrew			$ 616,000
Hadera Financing Agreement [Member] | Bottom of range [member] | CPI linked [Member]
Disclosure of detailed information about borrowings [line items]
Nominal annual interest rate			3.10%
Hadera Financing Agreement [Member] | Bottom of range [member] | Interest Rate Adjustment [Member]
Disclosure of detailed information about borrowings [line items]
Nominal annual interest rate						4.70%
Hadera Financing Agreement [Member] | Top of range [member] | CPI linked [Member]
Disclosure of detailed information about borrowings [line items]
Nominal annual interest rate			3.90%
Hadera Financing Agreement [Member] | Top of range [member] | Interest Rate Adjustment [Member]
Disclosure of detailed information about borrowings [line items]
Nominal annual interest rate						5.40%